Debt - Summary of Expected Future Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 23
2023	22
2024	23
2025	20
2026
Thereafter
Total payment outstanding	$ 88